Equity (Tables)	6 Months Ended
Jun. 30, 2025
Equity [abstract]
Disclosure Of Share Capital Structure
As of June 30, 2025 the share capital structure of the class “B” is as follows:

Range of shareholding percentage	Number of shareholders	Participation percentage

From 0.01 to 0.79	5	2.47

From 0.80 to 2.37	4	9.50

From 2.38 to 9.13	4	29.77

From 9.14 to 58.26	1	58.26

	14	100.00